Description of Organization and Business Operations - Going Concern Consideration (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Description of Organization and Business Operations
Cash	$ 181,432		$ 333,084	$ 92,975
Working capital deficit	180,174,261		132,580,524
Accumulated deficit	208,402,586	$ 152,283,261	159,184,883	121,659,065	$ 143,893,316	$ 104,463,428
Cash flow used in operating activities	$ 5,145,379	$ 4,095,029	$ 5,433,935	$ 3,679,014
Substantial Doubt about Going Concern, within One Year [true false]	true		true